Shareholder Report	6 Months Ended	120 Months Ended
	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Johnson Mutual Funds Trust
Entity Central Index Key	0000892657
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000015708
Shareholder Report [Line Items]
Fund Name	Johnson Equity Income Fund
Class Name	Class I
Trading Symbol	JEQIX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.johnsoninv.com/mutualfunds. You can also request this information by contacting us at (800) 541-0170.
Additional Information Phone Number	(800) 541-0170
Additional Information Website	www.johnsoninv.com/mutualfunds
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$37	0.75%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.75%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Johnson Equity Income Fund - Class I	11.22%	11.19%	10.19%
S&P 500® Index	24.56%	15.05%	12.86%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 640,493,260	$ 640,493,260
Holdings Count | Holding	51	51
Advisory Fees Paid, Amount	$ 2,353,548
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$640,493,260 Number of Portfolio Holdings51 Advisory Fee $2,353,548 Portfolio Turnover7%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.2%
Money Market Funds	0.8%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.
C000244749
Shareholder Report [Line Items]
Fund Name	Johnson Equity Income Fund
Class Name	Class S
Trading Symbol	JEQSX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.johnsoninv.com/mutualfunds. You can also request this information by contacting us at (800) 541-0170.
Additional Information Phone Number	(800) 541-0170
Additional Information Website	www.johnsoninv.com/mutualfunds
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$50	1.00%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.00%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
Since Inception (September 15, 2023)
Johnson Equity Income Fund - Class S	11.82%
S&P 500® Index	24.13%

Performance Inception Date		Sep. 15, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 640,493,260	$ 640,493,260
Holdings Count | Holding	51	51
Advisory Fees Paid, Amount	$ 2,353,548
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$640,493,260 Number of Portfolio Holdings51 Advisory Fee $2,353,548 Portfolio Turnover7%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.2%
Money Market Funds	0.8%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.
C000015712
Shareholder Report [Line Items]
Fund Name	Johnson Opportunity Fund
Class Name	Class I
Trading Symbol	JOPPX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.johnsoninv.com/mutualfunds. You can also request this information by contacting us at (800) 541-0170.
Additional Information Phone Number	(800) 541-0170
Additional Information Website	www.johnsoninv.com/mutualfunds
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$45	0.90%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.90%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Johnson Opportunity Fund - Class I	12.02%	9.90%	8.28%
Russell 2500® Index	10.47%	8.31%	7.99%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 153,815,721	$ 153,815,721
Holdings Count | Holding	81	81
Advisory Fees Paid, Amount	$ 654,224
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$153,815,721 Number of Portfolio Holdings81 Advisory Fee $654,224 Portfolio Turnover7%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.3%
Money Market Funds	1.7%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.
C000244750
Shareholder Report [Line Items]
Fund Name	Johnson Opportunity Fund
Class Name	Class S
Trading Symbol	JOSSX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.johnsoninv.com/mutualfunds. You can also request this information by contacting us at (800) 541-0170.
Additional Information Phone Number	(800) 541-0170
Additional Information Website	www.johnsoninv.com/mutualfunds
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$57	1.15%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.15%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Johnson Opportunity Fund - Class S	Russell 2500® Index
Sep-2023	$10,000	$10,000
Jun-2024	$11,320	$11,253

Average Annual Return [Table Text Block]
Since Inception (September 15, 2023)
Johnson Opportunity Fund - Class S	13.20%
Russell 2500® Index	12.53%

Performance Inception Date		Sep. 15, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 153,815,721	$ 153,815,721
Holdings Count | Holding	81	81
Advisory Fees Paid, Amount	$ 654,224
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$153,815,721 Number of Portfolio Holdings81 Advisory Fee $654,224 Portfolio Turnover7%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.3%
Money Market Funds	1.7%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.
C000071343
Shareholder Report [Line Items]
Fund Name	Johnson International Fund
Trading Symbol	JINTX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.johnsoninv.com/mutualfunds. You can also request this information by contacting us at (800) 541-0170.
Additional Information Phone Number	(800) 541-0170
Additional Information Website	www.johnsoninv.com/mutualfunds
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Johnson International Fund	$50	1.00%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.00%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Johnson International Fund	MSCI ACWI ex USA Index
Jun-2014	$10,000	$10,000
Jun-2015	$9,690	$9,474
Jun-2016	$8,632	$8,504
Jun-2017	$9,900	$10,243
Jun-2018	$10,559	$10,988
Jun-2019	$10,938	$11,130
Jun-2020	$10,194	$10,595
Jun-2021	$13,559	$14,380
Jun-2022	$11,383	$11,587
Jun-2023	$13,315	$13,061
Jun-2024	$14,749	$14,579

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Johnson International Fund	10.77%	6.16%	3.96%
MSCI ACWI ex USA Index	11.62%	5.55%	3.84%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 23,812,817	$ 23,812,817
Holdings Count | Holding	94	94
Advisory Fees Paid, Amount	$ 120,529
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$23,812,817 Number of Portfolio Holdings94 Advisory Fee $120,529 Portfolio Turnover5%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.3%
Money Market Funds	0.1%
Preferred Stocks	0.6%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.
C000015709
Shareholder Report [Line Items]
Fund Name	Johnson Enhanced Return Fund
Trading Symbol	JENHX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.johnsoninv.com/mutualfunds. You can also request this information by contacting us at (800) 541-0170.
Additional Information Phone Number	(800) 541-0170
Additional Information Website	www.johnsoninv.com/mutualfunds
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Johnson Enhanced Return Fund	$17	0.35%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.35%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Johnson Enhanced Return Fund	22.89%	12.63%	11.67%
S&P 500® Index	24.56%	15.05%	12.86%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 274,938,155	$ 274,938,155
Holdings Count | Holding	109	109
Advisory Fees Paid, Amount	$ 457,017
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$274,938,155 Number of Portfolio Holdings109 Advisory Fee $457,017 Portfolio Turnover17%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateralized Mortgage Obligations	12.1%
Corporate Bonds	61.8%
Money Market Funds	0.8%
Municipal Bonds	0.2%
U.S. Government & Agencies	5.0%
U.S. Treasury Obligations	20.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.
C000244751
Shareholder Report [Line Items]
Fund Name	Johnson Institutional Core Bond Fund
Class Name	Class I
Trading Symbol	JIBFX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.johnsoninv.com/mutualfunds. You can also request this information by contacting us at (800) 541-0170.
Additional Information Phone Number	(800) 541-0170
Additional Information Website	www.johnsoninv.com/mutualfunds
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$12	0.25%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.25%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Johnson Inst Core Bond Fund - Class I	2.61%	- 0.16%	1.64%
Bloomberg U.S. Aggregate Bond Index	2.63%	- 0.23%	1.35%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 1,737,112,667	$ 1,737,112,667
Holdings Count | Holding	212	212
Advisory Fees Paid, Amount	$ 2,088,502
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,737,112,667 Number of Portfolio Holdings212 Advisory Fee (net of waivers)$2,088,502 Portfolio Turnover13%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateralized Mortgage Obligations	22.7%
Corporate Bonds	42.2%
Money Market Funds	0.7%
Municipal Bonds	2.1%
Preferred Stocks	0.5%
U.S. Government & Agencies	4.8%
U.S. Treasury Obligations	27.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.
C000200604
Shareholder Report [Line Items]
Fund Name	Johnson Institutional Core Bond Fund
Class Name	Class F
Trading Symbol	JIMFX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.johnsoninv.com/mutualfunds. You can also request this information by contacting us at (800) 541-0170.
Additional Information Phone Number	(800) 541-0170
Additional Information Website	www.johnsoninv.com/mutualfunds
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$20	0.40%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (May 1, 2018)
Johnson Inst Core Bond Fund - Class F	2.41%	- 0.32%	1.11%
Bloomberg U.S. Aggregate Bond Index	2.63%	- 0.23%	1.18%

Performance Inception Date		May 01, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 1,737,112,667	$ 1,737,112,667
Holdings Count | Holding	212	212
Advisory Fees Paid, Amount	$ 2,088,502
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,737,112,667 Number of Portfolio Holdings212 Advisory Fee (net of waivers)$2,088,502 Portfolio Turnover13%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateralized Mortgage Obligations	22.7%
Corporate Bonds	42.2%
Money Market Funds	0.7%
Municipal Bonds	2.1%
Preferred Stocks	0.5%
U.S. Government & Agencies	4.8%
U.S. Treasury Obligations	27.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.
C000015718
Shareholder Report [Line Items]
Fund Name	Johnson Institutional Core Bond Fund
Class Name	Class S
Trading Symbol	JIBSX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.johnsoninv.com/mutualfunds. You can also request this information by contacting us at (800) 541-0170.
Additional Information Phone Number	(800) 541-0170
Additional Information Website	www.johnsoninv.com/mutualfunds
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$25	0.50%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
Since Inception (September 15, 2023)
Johnson Inst Core Bond Fund - Class S	4.49%
Bloomberg U.S. Aggregate Bond Index	4.50%

Performance Inception Date		Sep. 15, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 1,737,112,667	$ 1,737,112,667
Holdings Count | Holding	212	212
Advisory Fees Paid, Amount	$ 2,088,502
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,737,112,667 Number of Portfolio Holdings212 Advisory Fee (net of waivers)$2,088,502 Portfolio Turnover13%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateralized Mortgage Obligations	22.7%
Corporate Bonds	42.2%
Money Market Funds	0.7%
Municipal Bonds	2.1%
Preferred Stocks	0.5%
U.S. Government & Agencies	4.8%
U.S. Treasury Obligations	27.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.
C000015717
Shareholder Report [Line Items]
Fund Name	Johnson Institutional Intermediate Bond Fund
Class Name	Class I
Trading Symbol	JIBEX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.johnsoninv.com/mutualfunds. You can also request this information by contacting us at (800) 541-0170.
Additional Information Phone Number	(800) 541-0170
Additional Information Website	www.johnsoninv.com/mutualfunds
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$12	0.25%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.25%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Johnson Inst Intermediate Bond Fund - Class I	Bloomberg U.S. Intermediate Government/Credit Bond Index
Jun-2014	$1,000,000	$1,000,000
Jun-2015	$1,015,976	$1,016,798
Jun-2016	$1,065,014	$1,060,846
Jun-2017	$1,073,391	$1,058,592
Jun-2018	$1,074,036	$1,052,457
Jun-2019	$1,150,252	$1,125,415
Jun-2020	$1,242,253	$1,205,496
Jun-2021	$1,244,033	$1,207,811
Jun-2022	$1,139,323	$1,119,879
Jun-2023	$1,138,154	$1,118,814
Jun-2024	$1,188,203	$1,165,719

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Johnson Inst Intermediate Bond Fund - Class I	4.40%	0.65%	1.74%
Bloomberg U.S. Intermediate Government/Credit Bond Index	4.19%	0.71%	1.55%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 302,719,571	$ 302,719,571
Holdings Count | Holding	102	102
Advisory Fees Paid, Amount	$ 342,845
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$302,719,571 Number of Portfolio Holdings102 Advisory Fee (net of waivers)$342,845 Portfolio Turnover15%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateralized Mortgage Obligations	7.5%
Corporate Bonds	49.5%
Money Market Funds	0.1%
Municipal Bonds	1.6%
Preferred Stocks	0.5%
U.S. Government & Agencies	5.1%
U.S. Treasury Obligations	35.7%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.
C000200603
Shareholder Report [Line Items]
Fund Name	Johnson Institutional Intermediate Bond Fund
Class Name	Class F
Trading Symbol	JIMEX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.johnsoninv.com/mutualfunds. You can also request this information by contacting us at (800) 541-0170.
Additional Information Phone Number	(800) 541-0170
Additional Information Website	www.johnsoninv.com/mutualfunds
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$20	0.40%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (May 1, 2018)
Johnson Inst Intermediate Bond Fund - Class F	4.25%	0.50%	1.55%
Bloomberg U.S. Intermediate Government/Credit Bond Index	4.19%	0.71%	1.78%

Performance Inception Date		May 01, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 302,719,571	$ 302,719,571
Holdings Count | Holding	102	102
Advisory Fees Paid, Amount	$ 342,845
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$302,719,571 Number of Portfolio Holdings102 Advisory Fee (net of waivers)$342,845 Portfolio Turnover15%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateralized Mortgage Obligations	7.5%
Corporate Bonds	49.5%
Money Market Funds	0.1%
Municipal Bonds	1.6%
Preferred Stocks	0.5%
U.S. Government & Agencies	5.1%
U.S. Treasury Obligations	35.7%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.
C000015716
Shareholder Report [Line Items]
Fund Name	Johnson Institutional Short Duration Bond Fund
Class Name	Class I
Trading Symbol	JIBDX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.johnsoninv.com/mutualfunds. You can also request this information by contacting us at (800) 541-0170.
Additional Information Phone Number	(800) 541-0170
Additional Information Website	www.johnsoninv.com/mutualfunds
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$12	0.25%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.25%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Johnson Inst Short Duration Bond Fund - Class I	ICE BofA U.S. Corporate & Government, 1-3 Years Index
Jun-2014	$1,000,000	$1,000,000
Jun-2015	$1,007,156	$1,008,993
Jun-2016	$1,027,137	$1,024,945
Jun-2017	$1,035,177	$1,028,389
Jun-2018	$1,039,465	$1,031,117
Jun-2019	$1,084,654	$1,075,342
Jun-2020	$1,135,997	$1,120,238
Jun-2021	$1,140,144	$1,126,271
Jun-2022	$1,089,084	$1,085,491
Jun-2023	$1,098,538	$1,091,571
Jun-2024	$1,153,554	$1,145,876

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Johnson Inst Short Duration Bond Fund - Class I	5.01%	1.24%	1.44%
ICE BofA U.S. Corporate & Government, 1-3 Years Index	4.97%	1.28%	1.37%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 244,305,268	$ 244,305,268
Holdings Count | Holding	111	111
Advisory Fees Paid, Amount	$ 264,732
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$244,305,268 Number of Portfolio Holdings111 Advisory Fee (net of waivers)$264,732 Portfolio Turnover19%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateralized Mortgage Obligations	12.0%
Corporate Bonds	60.1%
Money Market Funds	0.1%
Municipal Bonds	3.5%
U.S. Government & Agencies	5.5%
U.S. Treasury Obligations	18.8%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.
C000200602
Shareholder Report [Line Items]
Fund Name	Johnson Institutional Short Duration Bond Fund
Class Name	Class F
Trading Symbol	JIMDX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.johnsoninv.com/mutualfunds. You can also request this information by contacting us at (800) 541-0170.
Additional Information Phone Number	(800) 541-0170
Additional Information Website	www.johnsoninv.com/mutualfunds
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$20	0.40%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (May 1, 2018)
Johnson Inst Short Duration Bond Fund - Class F	4.83%	1.07%	1.57%
ICE BofA U.S. Corporate & Government, 1-3 Years Index	4.97%	1.28%	1.80%

Performance Inception Date		May 01, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 244,305,268	$ 244,305,268
Holdings Count | Holding	111	111
Advisory Fees Paid, Amount	$ 264,732
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$244,305,268 Number of Portfolio Holdings111 Advisory Fee (net of waivers)$264,732 Portfolio Turnover19%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateralized Mortgage Obligations	12.0%
Corporate Bonds	60.1%
Money Market Funds	0.1%
Municipal Bonds	3.5%
U.S. Government & Agencies	5.5%
U.S. Treasury Obligations	18.8%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.
C000229855
Shareholder Report [Line Items]
Fund Name	Johnson Core Plus Bond Fund
Trading Symbol	JCPLX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.johnsoninv.com/mutualfunds. You can also request this information by contacting us at (800) 541-0170.
Additional Information Phone Number	(800) 541-0170
Additional Information Website	www.johnsoninv.com/mutualfunds
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Johnson Core Plus Bond Fund	$22	0.45%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.45%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Johnson Core Plus Bond Fund	Bloomberg U.S. Aggregate Bond Index
Nov-21	$1,000,000	$1,000,000
Jun-22	889,226	899,536
Jun-23	885,599	891,100
Jun-24	911,415	914,545

Average Annual Return [Table Text Block]
	1 Year	Since Inception (November 17, 2021)
Johnson Core Plus Bond Fund	2.91%	- 3.48%
Bloomberg U.S. Aggregate Bond Index	2.63%	- 3.36%

Performance Inception Date		Nov. 17, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 39,744,413	$ 39,744,413
Holdings Count | Holding	95	95
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$39,744,413 Number of Portfolio Holdings95 Advisory Fee (net of waivers)$0 Portfolio Turnover26%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateralized Mortgage Obligations	22.0%
Corporate Bonds	60.6%
Money Market Funds	1.0%
Preferred Stocks	0.5%
U.S. Government & Agencies	1.8%
U.S. Treasury Obligations	14.1%

Material Fund Change [Text Block]

Material Fund Changes

Effective May 1, 2024, the Adviser has contractually agreed to change the expense arrangement to a unitary fee arrangement, with a limit of 0.45% per year. The Adviser will cover all expenses in excess of the management fee.

C000015715
Shareholder Report [Line Items]
Fund Name	Johnson Municipal Income Fund
Trading Symbol	JMUNX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.johnsoninv.com/mutualfunds. You can also request this information by contacting us at (800) 541-0170.
Additional Information Phone Number	(800) 541-0170
Additional Information Website	www.johnsoninv.com/mutualfunds
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Johnson Municipal Income Fund	$15	0.30%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Johnson Municipal Income Fund	Bloomberg Municipal Bond Index	Bloomberg Municipal Bond: 5 Year GO (4-6)
Jun-2014	$1,000,000	$1,000,000	$1,000,000
Jun-2015	$1,020,338	$1,029,995	$1,013,131
Jun-2016	$1,071,321	$1,108,816	$1,054,541
Jun-2017	$1,068,045	$1,103,407	$1,058,096
Jun-2018	$1,070,120	$1,120,671	$1,059,966
Jun-2019	$1,130,422	$1,195,826	$1,116,005
Jun-2020	$1,182,664	$1,249,021	$1,162,402
Jun-2021	$1,206,853	$1,301,052	$1,182,882
Jun-2022	$1,107,364	$1,189,532	$1,123,340
Jun-2023	$1,133,802	$1,227,437	$1,138,501
Jun-2024	$1,169,265	$1,266,871	$1,156,911

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Johnson Municipal Income Fund	3.13%	0.68%	1.58%
Bloomberg Municipal Bond Index	3.21%	1.16%	2.39%
Bloomberg Municipal Bond: 5 Year GO (4-6)	1.62%	0.72%	1.47%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 171,927,654	$ 171,927,654
Holdings Count | Holding	153	153
Advisory Fees Paid, Amount	$ 263,055
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$171,927,654 Number of Portfolio Holdings153 Advisory Fee $263,055 Portfolio Turnover9%
Holdings [Text Block]

Quality Allocation (as a percentage of total assets)*

Value	Value
AAA	18.3%
AA	51.8%
A	26.4%
BBB	1.7%
Not Rated	1.8%

* As rated by either Standard & Poor's or Moody's Rating Agencies.

(If rated by both, the lower rating is represented.)

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.